(part of Davis Variable Account Fund, Inc.)

September 30, 2022

THE EQUITY SPECIALISTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.60%)
COMMUNICATION SERVICES – (11.87%)
Media & Entertainment – (11.87%)
Alphabet Inc., Class A *	33,800	$3,232,970
Alphabet Inc., Class C *	22,060	2,121,069
IAC Inc. *	11,240	622,471
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	3,453
Meta Platforms, Inc., Class A *	25,040	3,397,428
Vimeo, Inc. *	11,550	46,200
	Total Communication Services	9,423,591
CONSUMER DISCRETIONARY – (9.16%)
Retailing – (9.16%)
Amazon.com, Inc. *	33,520	3,787,760
Coupang, Inc., Class A (South Korea)*	46,102	768,520
JD.com, Inc., Class A, ADR (China)	29,290	1,473,287
Naspers Ltd. - N (South Africa)	2,590	321,221
Prosus N.V., Class N (Netherlands)	17,694	920,559
	Total Consumer Discretionary	7,271,347
CONSUMER STAPLES – (1.30%)
Food, Beverage & Tobacco – (1.30%)
Darling Ingredients Inc. *	15,640	1,034,586
	Total Consumer Staples	1,034,586
FINANCIALS – (48.24%)
Banks – (21.98%)
Danske Bank A/S (Denmark)	93,850	1,168,119
DBS Group Holdings Ltd. (Singapore)	142,077	3,286,718
JPMorgan Chase & Co.	27,098	2,831,741
U.S. Bancorp	77,910	3,141,331
Wells Fargo & Co.	174,424	7,015,334
		17,443,243
Diversified Financials – (20.00%)
Capital Markets – (3.86%)
Bank of New York Mellon Corp.	79,420	3,059,258
Consumer Finance – (7.43%)
American Express Co.	4,439	598,866
Capital One Financial Corp.	57,520	5,301,618
		5,900,484
Diversified Financial Services – (8.71%)
Berkshire Hathaway Inc., Class A *	17	6,909,990
		15,869,732
Insurance – (6.26%)
Life & Health Insurance – (3.52%)
AIA Group Ltd. (Hong Kong)	215,600	1,795,065
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,002,748
		2,797,813
Property & Casualty Insurance – (2.74%)
Chubb Ltd.	8,290	1,507,785
Loews Corp.	5,290	263,654

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	370	$401,161
		2,172,600
		4,970,413
	Total Financials	38,283,388
HEALTH CARE – (9.74%)
Health Care Equipment & Services – (6.99%)
Cigna Corp.	15,687	4,352,672
Quest Diagnostics Inc.	9,730	1,193,773
		5,546,445
Pharmaceuticals, Biotechnology & Life Sciences – (2.75%)
Viatris Inc.	256,290	2,183,591
	Total Health Care	7,730,036
INDUSTRIALS – (1.48%)
Capital Goods – (1.48%)
Orascom Construction PLC (United Arab Emirates)	13,155	44,612
Owens Corning	14,350	1,128,054
	Total Industrials	1,172,666
INFORMATION TECHNOLOGY – (13.69%)
Semiconductors & Semiconductor Equipment – (11.57%)
Applied Materials, Inc.	52,780	4,324,265
Intel Corp.	63,040	1,624,541
Texas Instruments Inc.	20,890	3,233,354
		9,182,160
Software & Services – (1.19%)
Microsoft Corp.	4,060	945,574
Technology Hardware & Equipment – (0.93%)
Samsung Electronics Co., Ltd. (South Korea)	19,960	732,916
	Total Information Technology	10,860,650
MATERIALS – (2.12%)
Teck Resources Ltd., Class B (Canada)	55,380	1,684,106
	Total Materials	1,684,106
TOTAL COMMON STOCK – (Identified cost $49,033,791)		77,460,370
SHORT-TERM INVESTMENTS – (2.34%)
StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $1,065,269 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $1,086,300)	$1,065,000	1,065,000
Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $791,199 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-5.00%, 05/15/30-06/01/52, total market value $806,820)	791,000	791,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,856,000)		1,856,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2022 (Unaudited)

	Total Investments – (99.94%) – (Identified cost $50,889,791)	$79,316,370
	Other Assets Less Liabilities – (0.06%)	50,226
	Net Assets – (100.00%)	$79,366,596

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.17%)
CONSUMER DISCRETIONARY – (2.21%)
Retailing – (2.21%)
Prosus N.V., Class N (Netherlands)	19,930	$1,036,890
	Total Consumer Discretionary	1,036,890
FINANCIALS – (95.96%)
Banks – (45.85%)
Banks – (44.11%)
Bank of America Corp.	78,690	2,376,438
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	45,990	1,492,835
Danske Bank A/S (Denmark)	99,410	1,237,323
DBS Group Holdings Ltd. (Singapore)	105,437	2,439,112
DNB Bank ASA (Norway)	62,990	999,529
Fifth Third Bancorp	37,520	1,199,139
JPMorgan Chase & Co.	26,000	2,717,000
Metro Bank PLC (United Kingdom)*	97,530	86,300
PNC Financial Services Group, Inc.	15,730	2,350,377
U.S. Bancorp	63,010	2,540,563
Wells Fargo & Co.	80,670	3,244,547
		20,683,163
Thrifts & Mortgage Finance – (1.74%)
Rocket Companies, Inc., Class A	128,770	813,827
		21,496,990
Diversified Financials – (32.04%)
Capital Markets – (13.53%)
Bank of New York Mellon Corp.	59,000	2,272,680
Charles Schwab Corp.	25,690	1,846,340
Julius Baer Group Ltd. (Switzerland)	50,949	2,223,366
		6,342,386
Consumer Finance – (11.57%)
American Express Co.	13,690	1,846,918
Capital One Financial Corp.	38,830	3,578,961
		5,425,879
Diversified Financial Services – (6.94%)
Berkshire Hathaway Inc., Class A *	8	3,251,760
		15,020,025
Insurance – (18.07%)
Life & Health Insurance – (1.07%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	100,500	501,374
Property & Casualty Insurance – (15.35%)
Chubb Ltd.	17,176	3,123,971
Loews Corp.	29,440	1,467,289
Markel Corp. *	2,405	2,607,549
		7,198,809
Reinsurance – (1.65%)
Everest Re Group, Ltd.	1,890	496,012

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	37,300	$277,512
			773,524
			8,473,707
		Total Financials	44,990,722
	TOTAL COMMON STOCK – (Identified cost $32,397,714)		46,027,612
SHORT-TERM INVESTMENTS – (1.51%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $407,103 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $415,140)	$407,000	407,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $303,076 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-3.50%, 05/15/30-04/01/45, total market value $309,060)	303,000	303,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $710,000)		710,000
	Total Investments – (99.68%) – (Identified cost $33,107,714)		46,737,612
	Other Assets Less Liabilities – (0.32%)		147,928
		Net Assets – (100.00%)	$46,885,540

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (95.38%)
COMMUNICATION SERVICES – (1.05%)
Telecommunication Services – (1.05%)
Integrated Telecommunication Services – (1.05%)
Radius Global Infrastructure, Inc., Class A *	11,630	$109,555
Total Communication Services		109,555
REAL ESTATE – (94.33%)
Equity Real Estate Investment Trusts (REITs) – (94.33%)
Diversified REITs – (1.36%)
STORE Capital Corp.	4,520	141,612
Health Care REITs – (9.28%)
Healthcare Realty Trust Inc.	8,230	171,596
Healthpeak Properties, Inc.	8,580	196,654
Ventas, Inc.	5,920	237,806
Welltower Inc.	5,570	358,262
		964,318
Hotel & Resort REITs – (3.59%)
Host Hotels & Resorts Inc.	10,460	166,105
Sunstone Hotel Investors, Inc.	21,930	206,580
		372,685
Industrial REITs – (13.89%)
Americold Realty Trust, Inc.	2,330	57,318
Duke Realty Corp.	1,230	59,286
Innovative Industrial Properties, Inc.	1,000	88,500
Prologis, Inc.	5,843	593,649
Rexford Industrial Realty, Inc.	6,690	347,880
Terreno Realty Corp.	5,610	297,274
		1,443,907
Office REITs – (11.45%)
Alexandria Real Estate Equities, Inc.	2,620	367,298
Boston Properties, Inc.	2,830	212,165
Cousins Properties, Inc.	5,425	126,674
Douglas Emmett, Inc.	12,230	219,284
Highwoods Properties, Inc.	4,790	129,138
Hudson Pacific Properties, Inc.	12,350	135,232
		1,189,791
Residential REITs – (18.08%)
American Homes 4 Rent, Class A	7,140	234,263
AvalonBay Communities, Inc.	2,200	405,218
Camden Property Trust	1,970	235,316
Equity Residential	5,460	367,021
Essex Property Trust, Inc.	1,440	348,811
Sun Communities, Inc.	850	115,031
UDR, Inc.	4,180	174,348
		1,880,008
Retail REITs – (12.37%)
Acadia Realty Trust	5,577	70,382
Brixmor Property Group, Inc.	21,560	398,213
Federal Realty Investment Trust	1,970	177,536
NetSTREIT Corp.	7,040	125,382
Retail Opportunity Investments Corp.	14,005	192,709

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Simon Property Group, Inc.	3,590	$322,203
			1,286,425
	Specialized REITs – (24.31%)
	American Tower Corp.	2,110	453,017
	Crown Castle Inc.	2,270	328,129
	CubeSmart	2,970	118,978
	Digital Realty Trust, Inc.	2,860	283,655
	Equinix, Inc.	708	402,739
	Extra Space Storage Inc.	1,390	240,067
	Life Storage, Inc.	1,120	124,051
	Public Storage	1,550	453,855
	VICI Properties Inc.	4,120	122,982
			2,527,473
		Total Real Estate	9,806,219
	TOTAL COMMON STOCK – (Identified cost $9,144,115)		9,915,774
SHORT-TERM INVESTMENTS – (4.49%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $268,068 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $273,360)	$268,000	268,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $199,050 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.00%, 03/28/25-04/01/52, total market value $202,980)	199,000	199,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $467,000)		467,000
	Total Investments – (99.87%) – (Identified cost $9,611,115)		10,382,774
	Other Assets Less Liabilities – (0.13%)		13,332
		Net Assets – (100.00%)	$10,396,106

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Advisor's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2022 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$9,423,591	$–	$109,555
Consumer Discretionary	6,029,567	–	–
Consumer Staples	1,034,586	–	–
Financials	31,030,738	37,503,718	–
Health Care	7,730,036	–	–
Industrials	1,128,054	–	–
Information Technology	10,127,734	–	–
Materials	1,684,106	–	–
Real Estate	–	–	9,806,219
Total Level 1	68,188,412	37,503,718	9,915,774
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	1,241,780	1,036,890	–
Financials	7,252,650	7,487,004	–
Industrials	44,612	–	–
Information Technology	732,916	–	–
Short-Term Investments	1,856,000	710,000	467,000
Total Level 2	11,127,958	9,233,894	467,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$79,316,370	$46,737,612	$10,382,774

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At September 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$51,953,694	$33,139,991	$9,734,302
Unrealized appreciation	33,910,909	17,065,859	1,878,403
Unrealized depreciation	(6,548,233)	(3,468,238)	(1,229,931)
Net unrealized appreciation	$27,362,676	$13,597,621	$648,472